Related Party Transactions and Balances - Schedule of Accounts Payable and Other Payable and Due to Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Flakeshield [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total accounts payable		$ 1,351
Acmos [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total accounts payable		122,955
Related Party [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total accounts payable		124,306
Total due to related parties	696,934	469,682	$ 320,537
Kirby Australia [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Other payable	2,638
Mr. Lew [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	15,636	54,623
Ms. Lim [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties		4,456
Ms. Law [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	55,037	57,546
OFL [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	231,190	231,190
SBCL [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	$ 395,071	$ 121,867